Goodwill and Other Intangible Assets - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 21.9	$ 23.1	$ 22.6	$ 22.7	$ 22.9	$ 23.0	$ 23.0	$ 22.8	$ 22.1	$ 91.3	$ 90.9	$ 102.9
Amortization of direct lease acquisition costs	7.0				7.8					30.9	31.1	32.1
Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible Asset, Useful Life										5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible Asset, Useful Life										40 years
United States
Finite-Lived Intangible Assets [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss		7,190.0				7,220.0				7,190.0	7,220.0	7,220.0
International
Finite-Lived Intangible Assets [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss		$ 489.2				$ 489.2				$ 489.2	$ 489.2	$ 489.2
Direct Lease Acquisition Cost | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible Asset, Useful Life	28 days									28 days
Direct Lease Acquisition Cost | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible Asset, Useful Life	1 year									1 year